Share Plans (Schedule of Restricted Share Unit Activity) (Detail) (Restricted Share Units, USD $)	3 Months Ended
	Sep. 27, 2013	Jun. 28, 2013
Restricted Share Units
Restricted Share Unit Activity [Roll Forward]
Beginning balance	575,213
Granted	167,546
Vested	(1,656)
Forfeited	(16,834)
Ending balance	724,269
Weighted-average grant date fair value, restricted share units	$ 40.62	$ 38.97
Weighted-average grant date fair value, granted restricted share units	$ 43.86
Weighted-average grant date fair value, vested restricted share units	$ 31.28
Weighted-average grant date fair value, forfeited restricted share units	$ 38.57